RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments consist of money market and mutual funds managed by the Trustee, Fidelity Management Trust Company. As a result, these transactions qualify as party-in-interest transactions. The Plan also invests in common stock of Brinker. Transactions involving Brinker common stock qualify as party-in-interest and related-party transactions because Brinker is the sponsor of the Plan. All of these party-in-interest transactions are exempt from the prohibited transaction rules. Notes receivable from participants are also considered to be exempt party-in-interest transactions.